WHEN IS THE BEST TIME TO INVEST IN STOCKS?


The Stock  Market's 10 Year Climb

(CHART)

     July 31st 87 To July 31st 97 , NAV - NAV Prices , Using Gross All Reinvestment , Funds Are Based In U S Dollars , Calculation Used
Movements
                  S&P 500 (Composite) (NX)   2737.86
         7/31/87           680.219203
         8/31/87           705.599845
         9/30/87           690.131416
         10/31/87          541.50324
         11/30/87          496.878008
         12/31/87          534.677843
         1/31/88           557.150857
         2/29/88           583.004719
         3/31/88           565.021754
         4/30/88           571.270127
         5/31/88           576.142782
         6/30/88           602.563237
         7/31/88           600.267524
         8/31/88           579.928336
         9/30/88           604.609473
         10/31/88          621.432958
         11/30/88          612.556005
         12/31/88          623.233747
         1/31/89           668.827294
         2/28/89           652.202695
         3/31/89           667.400309
         4/30/89           702.016356
         5/31/89           730.313241
         6/30/89           726.20283
         7/31/89           791.713584
         8/31/89           807.139339
         9/30/89           803.852866
         10/31/89          785.211011
         11/30/89          801.159324
         12/31/89          820.371503
         1/31/90           765.327204
         2/28/90           775.167124
         3/31/90           795.692476
         4/30/90           775.871521
         5/31/90           851.368943
         6/30/90           845.629935
         7/31/90           842.92786
         8/31/90           766.828866
         9/30/90           729.564326
         10/31/90          726.479708
         11/30/90          773.347211
         12/31/90          794.868545
         1/31/91           829.3982
         2/28/91           888.639931
         3/31/91           910.137512
         4/30/91           912.301168
         5/31/91           951.522658
         6/30/91           907.963009
         7/31/91           950.247024
         8/31/91           972.69412
         9/30/91           956.409968
         10/31/91          969.239873
         11/30/91          930.293474
         12/31/91          1036.507876
         1/31/92           1017.216121
         2/29/92           1030.384524
         3/31/92           1010.368525
         4/30/92           1040.002089
         5/31/92           1045.087419
         6/30/92           1029.545115
         7/31/92           1071.570393
         8/31/92           1049.67977
         9/30/92           1062.018924
         10/31/92          1065.664066
         11/30/92          1101.850558
         12/31/92          1115.368529
         1/31/93           1124.683978
         2/28/93           1140.006845
         3/31/93           1164.044767
         4/30/93           1135.909427
         5/31/93           1166.219956
         6/30/93           1169.623872
         7/31/93           1164.914551
         8/31/93           1209.017671
         9/30/93           1199.745811
         10/31/93          1224.546938
         11/30/93          1212.875544
         12/31/93          1227.539111
         1/31/94           1269.232473
         2/28/94           1234.814293
         3/31/94           1181.082862
         4/30/94           1196.214391
         5/31/94           1215.768829
         6/30/94           1186.017751
         7/31/94           1224.935058
         8/31/94           1275.040638
         9/30/94           1243.886656
         10/31/94          1271.792053
         11/30/94          1225.532576
         12/31/94          1243.687678
         1/31/95           1275.917959
         2/28/95           1325.59365
         3/31/95           1364.646909
         4/30/95           1404.80066
         5/31/95           1460.863182
         6/30/95           1494.735805
         7/31/95           1544.282277
         8/31/95           1548.137096
         9/30/95           1613.434404
         10/31/95          1607.669944
         11/30/95          1678.164115
         12/31/95          1710.489912
         1/31/96           1768.639368
         2/29/96           1785.09324
         3/31/96           1802.27997
         4/30/96           1828.826906
         5/31/96           1875.91119
         6/30/96           1883.063073
         7/31/96           1799.915511
         8/31/96           1837.938821
         9/30/96           1941.29066
         10/31/96          1994.81172
         11/30/96          2145.462752
         12/31/96          2102.962658
         1/31/97           2234.27499
         2/28/97           2251.815977
         3/31/97           2159.464778
         4/30/97           2288.267794
         5/31/97           2427.481652
         6/30/97           2536.17285
         7/31/97           2737.859714

Start now and don't stop. No one knows how the market will perform tomorrow, next week or next year. And while no one can predict the future, history shows there has been no better way to achieve consistent long-term growth than with an investment in the U.S. stock market.

The U.S. All American Equity Fund gives you the opportunity to capitalize on the growth and prosperity of America's leading companies, such as General Electric, Coca-Cola, Microsoft, McDonalds and Disney. No matter the size of your investment, you'll own a diversified portfolio of blue-chip stocks. And professional portfolio managers and stock analysts will do all the work for you.

(page 2)

(GRAPHIC:  Picture of an American flag waving in background)

          Average Annual Returns
33.68%            16.67%            8.42%
1 year            5 year            10 year
               as of 6/30/97


THE U.S. ALL AMERICAN EQUITY FUND...


*    places the power of the stock market in your hands.
*    seeks to generate returns which exceed the S&P 500 Index.
*    invests in all-American companies you know and trust.
* makes it easy and affordable for you to own a portfolio of more than 100 blue-chip stocks.

     Call U.S. Global Investors today to start investing in the
                  U.S. All American Equity Fund.
                    1-800-557-2297, ext. 214

                         ---------------
                         www.usfunds.com
                         ---------------

For more complete information about U.S. Global Investors' funds, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.usfunds.com for a free prospectus. Read it carefully before you invest or send money. Past performance is no guarantee of future results. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase. The companies mentioned are representative of the U.S. All American Equity Fund's holdings and may or may not be actual
holdings at the time of investment. STU327                  (COMPANY LOGO)